Deferred tax assets and liabilities - Changes in deferred tax liabilities and assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax liabilities before offsetting
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	€ 10,668	€ 8,581
Additions	1,176	1,977
Deductions	(1,351)	(765)
Changes with effect to OCI	382
Currency translation differences	611	683
Changes in scope of consolidation	(1,951)
Other changes	(220)	192
Deferred tax liability (asset) at end of year	9,315	10,668
Deferred tax assets before offsetting, gross
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	(17,150)	(16,231)
Additions	(2,215)	(1,783)
Deductions	2,532	1,804
Changes with effect to OCI	(147)
Currency translation differences	(610)	(682)
Changes in scope of consolidation	2,279
Other changes	351	(258)
Deferred tax liability (asset) at end of year	(14,960)	(17,150)
Accumulated impairment
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	8,604	9,065
Additions	464	270
Deductions	(2,409)	(863)
Currency translation differences	165	186
Changes in scope of consolidation	(549)
Other changes	(105)	(54)
Deferred tax liability (asset) at end of year	6,170	8,604
Deferred tax assets before offsetting net of accumulated write-down provisions
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	(8,546)	(7,166)
Additions	(1,751)	(1,513)
Deductions	123	941
Changes with effect to OCI	(147)
Currency translation differences	(445)	(496)
Changes in scope of consolidation	1,730
Other changes	246	(312)
Deferred tax liability (asset) at end of year	€ (8,790)	€ (8,546)